Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
General Information
Schedule of Subsidiaries
The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Inc. (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015

Subsidiary	Vessel Name	Type	Built
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Inc. (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Inc. (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)(7)	Pedhoulas Cedrus	Kamsarmax	June 2018
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)(6)	Mount Troodos	Capesize	November 2009
Monagrouli Shipping Corporation ("Monagrouli")(2)(9)	TBN - S 1772	Post-Panamax	February 2020
Gloverthree Shipping Corporation (“Gloverthree”)(2)(3)	—	—	—
Staloudi Shipping Corporation (“Staloudi”)(1)(4)	—	—	—
Gloverseven Shipping Corporation (“Gloverseven”)(2)(5)	—	—	—
Kyotofriendo One Shipping Inc. (“Kyotofriendo One”)(2)(8)	—	—	—
Kyotofriendo Two Shipping Inc. (“Kyotofriendo Two”)(2)(7)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—

(1)	Incorporated under the laws of the Republic of Liberia.

(2)	Incorporated under the laws of the Republic of the Marshall Islands.

(3)	Gloverthree owned the Panamax class vessel Kypros Unity which was sold in March 2016. Refer to Notes 3 and 17.

(4)	Staloudi owned the post-Panamax class vessel Stalo which was sold in March 2016. Refer to Notes 3 and 17.

(5)	Gloverseven had contracted to acquire the Panamax class newbuild vessel with Hull No. 835. The contract was novated in October 2016. Refer to Note 3.

(6)
Shikokuennia had contracted to acquire the post-Panamax class newbuild vessel with Hull No. 1718. The contract was novated in February 2016. Refer to Note 3. Shikokuennia subsequently acquired the secondhand Capesize class vessel Mount Troodos in August 2018.

(7)
On July 29, 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 which were used to finance part of the cost of such vessel. Such shares have preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. Furthermore, under this agreement, Pinewood agreed to (i) pay its own expenses out of its own funds, (ii) keep its assets and funds separate from the assets and funds of the Company, (iii) refrain from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company and (iv) take, or refrain from taking, certain other actions designed to ensure that the assets of Pinewood are not available to creditors of Safe Bulkers or its other subsidiaries.

(8)	Kyotofriendo One had contracted to acquire the Kamsarmax class newbuild vessel with Hull No. 1551, which upon her delivery from the shipyard in January 2017 was sold. Refer to Notes 3 and 17.

(9)	Estimated completion date for newbuild vessel as of December 31, 2018.

Charterers Concentration
For the years ended December 31, 2016, 2017 and 2018, the following charterers individually accounted for more than 10% of the Company’s time charter, voyage charter and ballast bonus revenues as follows:

	December 31,
	2016	2017	2018
Glencore Agriculture B.V	10.05%	—%	14.73%
Bunge S.A.	—%	12.72%	13.76%
Global Chartering Ltd	12.49%	—%	—%